Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Oct. 01, 2011	Oct. 02, 2010	Jun. 30, 2012 STOPAQ	Oct. 31, 2012 Prime Label	Sep. 30, 2011 Rexam SBC
Business Acquisition [Line Items]
Percentage of capital stock acquired			100.00%	100.00%	100.00%
Aggregate purchase price			$ 65	$ 20	$ 351
Purchase price, net of cash acquired			62		340
Pro forma net sales	4,996	4,943
Pro forma net loss	$ 307	$ 186